Debt - Information Regarding Outstanding Senior Subordinated Note (Parenthetical) (Detail) (L-3 Communications Corporation [Member])	12 Months Ended
Dec. 31, 2013
L-3 Communications Corporation [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount	100.00%
Senior notes redemption price	101.00%